Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Commitments and contingencies
Commitments and contingencies

20.Commitments and contingencies

(a)	Litigation

In the ordinary course of the business, the Company is subject to periodic legal or administrative proceedings. As of June 30, 2026, the Company is not a party to any legal or administrative proceedings which will have a material adverse effect on the Company’s business, financial position, results of operations and cash flows.

(b)	Capital commitments

As of June 30, 2025 and 2026, the Company had no capital commitments.